Employee Loan Receivable	9 Months Ended
Sep. 30, 2015
Receivables [Abstract]
Employee Loan Receivable

NOTE 2 – EMPLOYEE LOAN RECEIVABLE

During the nine months the Company has advanced cash to certain employees with no interest, and the employees has the option to pay back with deduction from their paycheck or pay in full at the end of the six months of the advances. As of September 30, 2015 and December 31, 2014, the loan amounted $9,900 and $0, respectively.